Note 13 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2021	2020

Balance, January 1	$193,034	$174,662
RNCI share of earnings	7,422	6,354
RNCI redemption increment	13,496	15,977
Distributions paid to RNCI	(9,241)	(5,084)
Purchases of interests from RNCI, net	(6,510)	(20,231)
RNCI recognized on business acquisitions	18,986	21,293
Other	1,948	63
Balance, December 31	$219,135	$193,034